Property, plant and equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, net
Schedule of property, plant and equipment, net

		Freehold land	Plant and	Right-of-use	Mine
US$ thousand	Notes	and buildings	equipment	assets	development	Total
Net book value
At January 1, 2023		$1,247	$201,133	$899	$218,947	$422,226
Depreciation	6	(65)	(7,218)	(352)	(4,061)	(11,696)
Additions		—	4,141	—	9,239	13,380
At March 31, 2023		$1,182	$198,056	$547	$224,125	$423,910

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$ thousand	Notes	buildings	equipment	assets	development	Total
Cost
As at January 1, 2022		8,873	477,079	2,135	457,099	945,186
Additions		—	56,068	970	20,717	77,755
Disposals		—	(157)	—	—	(157)
Other movements(1)		—	(10,405)	—	8,053	(2,352)
As at December 31, 2022		8,873	522,585	3,105	485,869	1,020,432
Accumulated depreciation and impairment:
As at January 1, 2022		7,097	289,270	886	249,762	547,015
Depreciation	6	529	32,319	1,320	17,160	51,328
Disposals		—	(137)	—	—	(137)
As at December 31, 2022		7,626	321,452	2,206	266,922	598,206
Net book value as at December 31, 2022		1,247	201,133	899	218,947	422,226
(1)	Primarily consists of decreases in rehabilitation costs of $2,352 thousand (plant and equipment). The balance is expenditure for construction in progress carried in plant and equipment and transferred to the respective asset category when brought in to use.

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$ thousand	Notes	buildings	equipment	assets	development	Total
Cost
As at January 1, 2021		8,986	444,611	177	443,819	897,593
Additions		—	24,225	1,958	6,663	32,846
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		(113)	16,445	—	6,617	22,949
As at December 31, 2021		8,873	477,079	2,135	457,099	945,186
Accumulated depreciation and impairment:
As at January 1, 2021		6,394	264,296	65	231,681	502,436
Depreciation	6	703	32,645	821	18,093	52,262
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		—	531	—	(12)	519
As at December 31, 2021		7,097	289,270	886	249,762	547,015
Net book value as at December 31, 2021		1,776	187,809	1,249	207,337	398,171
(1)	Primarily consists of increases in rehabilitation costs of $24,056 thousand (plant and equipment) offset by $1,107 thousand of other reclassifications within the various property, plant and equipment headings. The balance is expenditure for construction in progress carried in plant and equipment and transferred to the respective asset category when brought in to use.

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$thousand	Notes	buildings	equipment	assets	development	Total
Cost
At January 1, 2021		8,986	444,611	177	443,819	897,593
Additions		—	24,225	1,958	6,663	32,846
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		(113)	16,445	—	6,617	22,949
At December 31, 2021		8,873	477,079	2,135	457,099	945,186
Accumulated depreciation and impairment:
At January 1, 2021		6,394	264,296	65	231,681	502,436
Depreciation	6	703	32,645	821	18,093	52,262
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		—	531	—	(12)	519
At December 31, 2021		7,097	289,270	886	249,762	547,015
Net book value at December 31, 2021		1,776	187,809	1,249	207,337	398,171
(1)	Primarily consists of increases in rehabilitation costs of $24,056 thousand (plant and equipment) offset by $1,107 thousand of other reclassifications within the various property, plant and equipment headings. Expenditure for construction in progress is carried in plant and equipment and is transferred to the respective category when brought in to use.

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$thousand	Notes	buildings	equipment	assets	development	Total
Cost
At January 1, 2020		15,836	402,089	13,395	421,939	853,259
Additions		—	57,004	176	—	57,180
Disposals		(35)	(1,256)	(9,955)	(180)	(11,426)
Other movements(1)		(6,815)	(13,226)	(3,439)	22,060	(1,420)
At December 31, 2020		8,986	444,611	177	443,819	897,593
Accumulated depreciation and impairment:
At January 1, 2020		11,121	229,019	6,079	209,345	455,564
Depreciation	6	392	30,191	2,335	22,515	55,433
Disposals		(35)	(1,127)	(7,220)	(179)	(8,561)
Other movements(1)		(5,084)	6,213	(1,129)	—	—
At December 31, 2020		6,394	264,296	65	231,681	502,436
Net book value at December 31, 2020		2,592	180,315	112	212,138	395,157
(1)	Primarily consists of increases in rehabilitation costs of $423 thousand (plant and equipment) and reclassifications within the various property, plant and equipment headings.